Debt issued designated at fair value	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure Of Financial Instruments Designated At Fair Value Through Profit Or Loss Explanatory
Note   11

Debt issued designated

at fair value
USD m 30.6.22 31.3.22 31.12.21
Issued debt instruments
Equity-linked
1
39,629 44,252 47,059
Rates-linked 16,916 14,933 16,369
Credit-linked 2,147 1,951 1,723
Fixed-rate 5,411 3,727 2,868
Commodity-linked 4,640 3,995 2,911
Other 3,523 2,612 2,868
of which: debt that contributes to total loss-absorbing

capacity
1,864 1,990 2,136
Total debt issued designated

at fair value
72,264 71,470 73,799
of which: issued by UBS AG with original maturity greater

than one year
2
56,308 55,739 57,967
1 Includes investment fund unit-linked

instruments issued.

2 Based on original contractual

maturity without considering

any early redemption features.

As of 30 June 2022,

100 % of the balance was unsecured
(31 March 2022: 100%; 31 December 2021: 100%).